UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Value Fund	March 31, 2017

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.2%		
CONSUMER DISCRETIONARY 6.2%		
Auto Components 0.3%		
Delphi Automotive	806,649	64,927
		64,927
Hotels, Restaurants & Leisure 1.0%		
Las Vegas Sands	1,709,186	97,543
Norwegian Cruise Line Holdings (1)	3,082,222	156,361
		253,904
Household Durables 0.4%		
Lennar, Class A	2,010,901	102,938
		102,938
Leisure Products 0.2%		
Mattel	1,626,621	41,658
		41,658
Media 2.8%		
Comcast, Class A	6,411,800	241,020
Liberty Global, Series C (1)	2,672,539	93,646
Twenty-First Century Fox	9,549,400	303,480
Walt Disney	639,600	72,524
		710,670
Multiline Retail 0.3%		
Dollar General	1,173,800	81,849
		81,849
Specialty Retail 1.2%		
Lowe's	3,518,000	289,215
		289,215
Total Consumer Discretionary		1,545,161

CONSUMER STAPLES 10.8%		
Beverages 0.4%		
PepsiCo	956,500	106,994
		106,994
Food & Staples Retailing 1.7%		
CVS Health	1,374,500	107,898
Wal-Mart	1,160,000	83,613
Walgreens Boots Alliance	2,968,573	246,540
		438,051
Food Products 4.0%		
Bunge Limited	1,480,221	117,322
Mondelez International	1,264,502	54,475
Tyson Foods, Class A	13,267,889	818,762
		990,559
Household Products 0.9%		
Procter & Gamble	2,425,000	217,886
		217,886
Tobacco 3.8%		
Philip Morris International	8,419,400	950,550
		950,550
Total Consumer Staples		2,704,040
ENERGY 7.0%		
Oil, Gas & Consumable Fuels 7.0%		
Chevron	2,077,900	223,104
Enbridge	2,474,475	103,532
EOG Resources	4,137,298	403,593
Marathon Petroleum	3,187,801	161,112
Occidental Petroleum	3,603,542	228,321
Total, ADR (2)	7,105,616	358,265

TransCanada (2)	6,151,010	283,869
Total Energy		1,761,796
FINANCIALS 26.0%		
Banks 12.3%		
Citigroup	4,092,551	244,816
Fifth Third Bancorp	7,726,649	196,257
JPMorgan Chase	13,249,957	1,163,876
KeyCorp	7,432,120	132,143
PNC Financial Services Group	2,376,729	285,778
U.S. Bancorp	6,565,200	338,108
Wells Fargo	12,471,034	694,138
		3,055,116
Capital Markets 6.7%		
Ameriprise Financial	2,062,456	267,459
Bank of New York Mellon	8,567,275	404,632
Charles Schwab	5,311,149	216,748
Intercontinental Exchange	2,160,000	129,319
Morgan Stanley	9,010,454	386,008
State Street	3,370,776	268,348
		1,672,514
Consumer Finance 0.6%		
Synchrony Financial	4,338,945	148,826
		148,826
Insurance 6.4%		
American International Group	4,520,304	282,203
Chubb	1,398,834	190,591
Marsh & McLennan	3,916,841	289,415
MetLife	6,470,493	341,771
Willis Towers Watson	1,014,400	132,775

XL Group	9,281,400	369,957
		1,606,712
Total Financials		6,483,168
HEALTH CARE 15.8%		
Biotechnology 0.1%		
Gilead Sciences	548,388	37,246
		37,246
Health Care Equipment & Supplies 4.9%		
Abbott Laboratories	3,543,838	157,382
Becton, Dickinson & Company	1,326,079	243,256
Danaher	1,392,852	119,131
Hologic (1)	5,169,900	219,979
Medtronic	6,007,013	483,925
		1,223,673
Health Care Providers & Services 3.6%		
Aetna	2,937,451	374,672
Anthem	1,709,503	282,717
HCA Holdings (1)	2,291,615	203,931
McKesson	192,430	28,530
		889,850
Life Sciences Tools & Services 1.8%		
Agilent Technologies	4,629,207	244,746
Thermo Fisher Scientific	1,347,330	206,950
		451,696
Pharmaceuticals 5.4%		
Bristol-Myers Squibb	1,599,300	86,970
Johnson & Johnson	2,750,000	342,512
Merck	6,282,493	399,190
Mylan (1)	1,454,900	56,727

Pfizer	13,612,365	465,679
		1,351,078
Total Health Care		3,953,543
INDUSTRIALS & BUSINESS SERVICES 8.4%		
Aerospace & Defense 3.0%		
Boeing	1,761,122	311,472
Harris	1,242,569	138,261
Rockwell Collins	1,863,446	181,053
United Technologies	971,200	108,978
		739,764
Airlines 1.0%		
American Airlines	4,615,817	195,249
United Continental (1)	805,000	56,865
		252,114
Building Products 1.5%		
Fortune Brands Home & Security	120,071	7,306
Johnson Controls International	8,426,221	354,913
		362,219
Commercial Services & Supplies 0.4%		
Stericycle (1)(2)	1,098,204	91,030
		91,030
Industrial Conglomerates 1.8%		
GE	151,900	4,527
Honeywell International	2,049,800	255,958
Roper Technologies	959,887	198,207
		458,692
Machinery 0.7%		
Illinois Tool Works	584,800	77,469

Pentair	1,681,386	105,557
		183,026
Total Industrials & Business Services		2,086,845
INFORMATION TECHNOLOGY 10.5%		
Communications Equipment 1.2%		
Cisco Systems	9,138,200	308,871
		308,871
Electronic Equipment, Instruments & Components 0.5%		
TE Connectivity	1,770,682	132,005
		132,005
Semiconductor & Semiconductor Equipment 3.3%		
Applied Materials	4,389,600	170,755
Broadcom	1,238,539	271,191
Qualcomm	4,515,800	258,936
Texas Instruments	1,401,308	112,889
		813,771
Software 3.4%		
Microsoft	10,957,100	721,635
Red Hat (1)	1,384,176	119,731
		841,366
Technology Hardware, Storage & Peripherals 2.1%		
Apple	3,348,700	481,074
Western Digital	469,477	38,746
		519,820
Total Information Technology		2,615,833
MATERIALS 3.5%		
Chemicals 1.8%		
Ashland Global Holdings	442,889	54,834

CF Industries	5,601,300	164,398
EI du Pont de Nemours	2,855,900	229,414
		448,646
Construction Materials 0.1%		
Vulcan Materials	168,900	20,349
		20,349
Containers & Packaging 1.6%		
Ball	2,439,057	181,124
International Paper (2)	4,357,493	221,274
		402,398
Total Materials		871,393
REAL ESTATE 1.3%		
Equity Real Estate Investment Trusts 1.3%		
VEREIT, REIT	17,713,257	150,386
Weyerhaeuser, REIT	5,248,300	178,337
Total Real Estate		328,723
TELECOMMUNICATION SERVICES 0.5%		
Diversified Telecommunication Services 0.5%		
Verizon Communications	2,613,738	127,420
Total Telecommunication Services		127,420
UTILITIES 8.2%		
Electric Utilities 6.6%		
American Electric Power	4,704,103	315,786
Eversource Energy	1,757,719	103,319
Exelon	9,301,700	334,675
Great Plains Energy	4,840,874	141,450
NextEra Energy	1,634,741	209,852
PG&E	7,568,921	502,274

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2017, the value of loaned securities was $15,867,000; the value of cash collateral and related investments was $16,138,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $19,915,242,000. Net unrealized gain aggregated $4,940,030,000 at period-end, of which $5,069,804,000 related to appreciated investments and $129,774,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017